UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:        December 31, 2005

Check here if Amendment [   ]; Amendment Number:  _____
    This Amendment (Check only one.):  [     ]  is a restatement.
                              [     ]  adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:		Zesiger Capital Group LLC
Address:	320 Park Avenue, 30th Floor
		New York, New York 10022

Form 13F File Number:     28-5536

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained therein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Barrie R. Zesiger
Title:	Managing Director

Phone:	212-508-6390

Signature, Place, and Date of Signing:

	/s/ Barrie R. Zesiger 	New York, NY     February 14, 2006

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
None













FORM 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers	: 0
Form 13F Information Table Entry Total: 47
Form 13F Information Table Total Value: $ 337,630 (thousands)


List of Other Included Managers:

	NONE




Name of Issuer               Title        CUSIP     Value    Shares       Sh/PutInvstmOthe Voting Authority
                             of Class             (x$1000)   Prn Amnt     PrnCalDscretMngr       Sole  Share      None
Adolor Corporation           Common     00724X102   $10,263     702,950    SH    SOLE  N/A     549,500  N/A    153,450
Cia Saneamento Basico        ADR        20441A102   $ 4,907     290,900    SH    SOLE  N/A     156,000  N/A    134,900
Citigroup Inc                Common     172967101   $ 8,165     168,250    SH    SOLE  N/A     135,400  N/A     32,850
Collagenex Pharmaceuticals   Common     19419B100   $12,753   1,056,600    SH    SOLE  N/A     830,500  N/A    226,100
Compugen Ltd                 Common     M25722105   $ 1,293     303,500    SH    SOLE  N/A      34,000  N/A    269,500
Diomed Holdings Inc          Common     25454R207   $ 3,396   1,672,768    SH    SOLE  N/A   1,197,265  N/A    475,503
Durect Corporation           Common     266605104   $22,961   4,528,700    SH    SOLE  N/A   3,181,000  N/A  1,347,700
Endeavor International       Common     29259G101   $   854     258,800    SH    SOLE  N/A     258,800  N/A        -
Enterra Energy Trust         Common     29381P102   $11,106     675,164    SH    SOLE  N/A     573,764  N/A    101,400
Exact Sciences Corp          Common     30063P105   $ 3,787   1,713,400    SH    SOLE  N/A   1,209,000  N/A    504,400
General Cable Corp           Common     369300108   $18,275     927,650    SH    SOLE  N/A     740,000  N/A    187,650
General Electric Co          Common     369604103   $13,365     381,320    SH    SOLE  N/A     290,000  N/A     91,320
Graftech International Ltd   Common     384313102   $14,800   2,379,450    SH    SOLE  N/A   1,806,000  N/A    573,450
Heska Corp                   Common     42805E108   $ 8,776   6,648,200    SH    SOLE  N/A   4,517,700  N/A  2,130,500
Indus International Inc      Common     45578L100   $ 3,610   1,149,700    SH    SOLE  N/A   1,115,700  N/A     34,000
Inovio Biomedical Corp       Common     45773H102   $ 3,530   1,944,000    SH    SOLE  N/A   1,603,800  N/A    340,200
Iron Mountain Inc            Common     462846106   $ 8,345     197,650    SH    SOLE  N/A     179,150  N/A     18,500
Jacuzzi Brands Inc           Common     469865109   $ 4,830     575,000    SH    SOLE  N/A     575,000  N/A        -
Jed Oil Inc                  Common     472310101   $   733      56,250    SH    SOLE  N/A      11,250  N/A     45,000
Jmg Exploration Inc          Common     46621A109   $   232      31,000    SH    SOLE  N/A       6,000  N/A     25,000
Libbey Inc                   Common     529898108   $10,686   1,045,600    SH    SOLE  N/A     799,500  N/A    246,100
Logicvision Inc              Common     54140W107   $   430     344,290    SH    SOLE  N/A     209,290  N/A    135,000
Marsh & Mclennan Cos         Common     571748102   $ 7,241     228,000    SH    SOLE  N/A     193,500  N/A     34,500
Matrix Service Co            Common     576853105   $19,375   1,969,000    SH    SOLE  N/A   1,452,000  N/A    517,000
Mcdermott Intl Inc           Common     580037109   $12,998     291,375    SH    SOLE  N/A     236,700  N/A     54,675
Monogram Biosciences Inc     Common     60975U108   $ 5,938   3,175,592    SH    SOLE  N/A   2,511,492  N/A    664,100
Navios Maritime Holdings     Common     Y62196129   $ 3,414     584,600    SH    SOLE  N/A     436,500  N/A    148,100
Nec Corp                     ADR        629050204   $   579      93,500    SH    SOLE  N/A      85,000  N/A      8,500
Newell Rubbermaid Inc.       Common     651229106   $ 7,304     307,150    SH    SOLE  N/A     275,000  N/A     32,150
Patni Computer Systems       ADR        703248203   $   580      25,000    SH    SOLE  N/A       7,000  N/A     18,000
Penford Corp                 Common     707051108   $ 3,611     296,000    SH    SOLE  N/A     241,000  N/A     55,000
Petroleo Brasileiro Sa       ADR        71654V101   $17,290     268,600    SH    SOLE  N/A     231,100  N/A     37,500
Pfizer Inc                   Common     717081103   $ 9,147     392,250    SH    SOLE  N/A     304,700  N/A     87,550
Prb Gas Transportation Inc   Common     693535106   $   540      97,500    SH    SOLE  N/A         -    N/A     97,500
Protein Design Labs Inc      Common     74369L103   $ 4,182     147,152    SH    SOLE  N/A     117,507  N/A     29,645
Quixote Corp                 Common     749056107   $ 8,815     445,200    SH    SOLE  N/A     347,000  N/A     98,200
Stealthgas Inc               Common     Y81669106   $ 7,796     618,700    SH    SOLE  N/A     528,000  N/A     90,700
Strategic Diagnostics Inc    Common     862700101   $ 1,806     496,100    SH    SOLE  N/A     490,000  N/A      6,100
Telekomunik Indonesia        ADR        715684106   $14,642     613,650    SH    SOLE  N/A     477,800  N/A    135,850
Tier Technologies Inc-Clb    Common     88650Q100   $ 5,158     702,700    SH    SOLE  N/A     649,000  N/A     53,700
Time Warner Inc              Common     887317105   $ 5,232     300,000    SH    SOLE  N/A     300,000  N/A        -
Tripath Imaging Inc          Common     896942109   $ 7,055   1,168,000    SH    SOLE  N/A     917,000  N/A    251,000
Unumprovident Corp           Common     91529Y106   $12,449     547,200    SH    SOLE  N/A     429,900  N/A    117,300
Vivus Inc                    Common     928551100   $ 4,834   1,633,100    SH    SOLE  N/A   1,277,000  N/A    356,100
Wal-Mart Stores Inc          Common     931142103   $   234       5,000    SH    SOLE  N/A         -    N/A      5,000
Willsbros Group Inc          Common     969199108   $ 9,185     636,100    SH    SOLE  N/A     506,500  N/A    129,600
World Heart Corp             Common     980905202   $ 1,128   2,127,797    SH    SOLE  N/A   1,683,105  N/A    444,692